Supplement to the

Fidelity® Global High Income Fund

June 29, 2023

Summary Prospectus

Reorganization. The Board of Trustees of Fidelity Summer Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global High Income Fund and Fidelity® High Income Fund.

Each fund seeks a high level of current income. Growth of capital may also be considered.

As a result of the proposed Reorganization, shareholders of each class of Fidelity® Global High Income Fund would receive shares of the corresponding class of Fidelity® High Income Fund.

The Agreement provides for the transfer of all of the assets of Fidelity® Global High Income Fund in exchange for corresponding shares of Fidelity® High Income Fund equal in value to the net assets of Fidelity® Global High Income Fund and the assumption by Fidelity® High Income Fund of all of the liabilities of Fidelity® Global High Income Fund. After the exchange, Fidelity® Global High Income Fund will distribute the Fidelity® High Income Fund shares to its shareholders pro rata, in liquidation of Fidelity® Global High Income Fund. As a result, shareholders of Fidelity® Global High Income Fund will become shareholders of Fidelity® High Income Fund (these transactions are collectively referred to as the “Reorganization”).

Shareholders of Fidelity® Global High Income Fund will receive a combined information statement and prospectus containing more information with respect to the Reorganization, and a summary of the Board’s considerations in approving the Agreement.

The Reorganization, which does not require shareholder approval, is expected to take place on or about September 13, 2024. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity® Global High Income Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

Effective the close of business on March 22, 2024, new positions in Fidelity® Global High Income Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 22, 2024, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, and 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective after the close of business on May 20, 2024, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

In connection with the Reorganization, an information statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the information statement/prospectus will not be distributed to shareholders of Fidelity® Global High Income Fund unless and until the registration statement becomes effective. Shareholders should read the information statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the information statement/prospectus, please contact Fidelity at 1-800-544-8544. The information statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

For more detailed information, please contact Fidelity at 1-800-544-8544.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.80%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.28%B

Total annual operating expenses	1.08%

Fee waiver and/or expense reimbursement	0.28%C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.80% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 82

3 years	$ 306

5 years	$ 559

10 years	$ 1,283

GHI-SUSTK-0324-103 1.9886609.103	March 13, 2024

Supplement to the

Fidelity® Global High Income Fund

Class A, Class M, Class C, and Class I

June 29, 2023

Summary Prospectus

Reorganization. The Board of Trustees of Fidelity Summer Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global High Income Fund and Fidelity® High Income Fund.

Each fund seeks a high level of current income. Growth of capital may also be considered.

As a result of the proposed Reorganization, shareholders of each class of Fidelity® Global High Income Fund would receive shares of the corresponding class of Fidelity® High Income Fund.

The Agreement provides for the transfer of all of the assets of Fidelity® Global High Income Fund in exchange for corresponding shares of Fidelity® High Income Fund equal in value to the net assets of Fidelity® Global High Income Fund and the assumption by Fidelity® High Income Fund of all of the liabilities of Fidelity® Global High Income Fund. After the exchange, Fidelity® Global High Income Fund will distribute the Fidelity® High Income Fund shares to its shareholders pro rata, in liquidation of Fidelity® Global High Income Fund. As a result, shareholders of Fidelity® Global High Income Fund will become shareholders of Fidelity® High Income Fund (these transactions are collectively referred to as the “Reorganization”).

Shareholders of Fidelity® Global High Income Fund will receive a combined information statement and prospectus containing more information with respect to the Reorganization, and a summary of the Board’s considerations in approving the Agreement.

The Reorganization, which does not require shareholder approval, is expected to take place on or about September 13, 2024. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity® Global High Income Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

Effective the close of business on March 22, 2024, new positions in Fidelity® Global High Income Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 22, 2024, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, and 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective after the close of business on May 20, 2024, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

In connection with the Reorganization, an information statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the information statement/prospectus will not be distributed to shareholders of Fidelity® Global High Income Fund unless and until the registration statement becomes effective. Shareholders should read the information statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the information statement/prospectus, please contact Fidelity at 1-877-208-0098. The information statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

For more detailed information, please contact Fidelity at 1-877-208-0098.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Fidelity® Global High Income Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.84%A,B	0.84%A,B	0.84%A,B	0.84%A,B

Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	None

Other expenses	0.28%B	0.28%B	0.28%B	0.28%B

Total annual operating expenses	1.37%	1.37%	2.12%	1.12%

Fee waiver and/or expense reimbursement	0.32%C	0.32%C	0.32%C	0.32%C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%	1.05%	1.80%	0.80%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A, 0.24% for Class M, 0.24% for Class C, and 0.23% for Class I was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, and 0.80% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 503	$ 503	$ 503	$ 503	$ 283	$ 183	$ 82	$ 82

3 years	$ 776	$ 776	$ 776	$ 776	$ 622	$ 622	$ 313	$ 313

5 years	$ 1,080	$ 1,080	$ 1,080	$ 1,080	$ 1,099	$ 1,099	$ 575	$ 575

10 years	$ 1,944	$ 1,944	$ 1,944	$ 1,944	$ 2,226	$ 2,226	$ 1,324	$ 1,324

AGHI-SUSTK-0324-107 1.9881427.107	March 13, 2024